Fair Value Measurements (Details) - EBP 001 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 1,300.8	$ 1,166.1
Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	890.6	704.3
Quoted Prices in Active Market (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	410.0	461.5
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.2	0.3
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.3	1.4
Money market funds | Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Money market funds | Quoted Prices in Active Market (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.3	1.4
Money market funds | Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Money market funds | Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	248.0	328.6
Common stock | Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Common stock | Quoted Prices in Active Market (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	248.0	328.6
Common stock | Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Common stock | Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	48.1	38.9
Mutual funds | Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Mutual funds | Quoted Prices in Active Market (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	48.1	38.9
Mutual funds | Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Mutual funds | Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Corporate bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.2	0.3
Corporate bonds | Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Corporate bonds | Quoted Prices in Active Market (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Corporate bonds | Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.2	0.3
Corporate bonds | Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	113.6	92.6
Self-directed brokerage account | Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Self-directed brokerage account | Quoted Prices in Active Market (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	113.6	92.6
Self-directed brokerage account | Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Self-directed brokerage account | Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	890.6	704.3
Common/collective trusts | Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	890.6	704.3
Common/collective trusts | Quoted Prices in Active Market (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Common/collective trusts | Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0.0	0.0
Common/collective trusts | Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0.0	$ 0.0